REVERSE TAKEOVER (Details Narrative)	9 Months Ended
Jun. 30, 2026
Reverse Takeover
Description of reverse takeover	The deemed consideration was $154,886, based on 4,362,954 common shares held by the pre-transaction shareholders of WBM Capital Corp. and an estimated fair value of approximately $0.0355 per share. The identifiable net assets acquired consisted of cash of $43, resulting in a listing expense of $154,842. Accounts payable of WBM Capital Corp. of $94,068 were settled before completion and were not assumed in the transaction.